Equity	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Equity

Note 14 – Equity

Pursuant to the Amended and Restated Article of Association adopted by a special resolution of the shareholders of the Company dated September 12, 2019, the authorized shares of 50,000,000 ordinary shares were re-designated to 50,000,000 preferred shares of a nominal or par value of USD 0.0001 each.

On November 8, 2019, the shareholders of the Company adopted the Second Amended and Restated Articles of Association to effect a 2 for 1 forward share split of the total authorized and issued and outstanding shares of the Company. As a result of the 2 for 1 forward share split, the Company’s total authorized shares are 1,000,000,000 shares comprising of (i) 900,000,000 ordinary shares with a par value of $0.00005 each and (ii) 100,000,000 preferred shares with a par value of $0.00005 each, and the Company’s issued and outstanding ordinary shares increased from 12,400,000 shares to 24,800,000 shares. In addition, all existing shareholders agreed to surrender to the Company as treasury shares, 12.5% of the then outstanding ordinary shares (3,100,000 ordinary shares) for no consideration.

On May 28, 2020, all existing shareholders of the Company agreed to surrender an additional 6,510,000 ordinary shares, or 30% of the Company’s then outstanding ordinary shares, at no consideration to be reserved as treasury shares of the Company.

In October, 2023, the shareholders and Board of Directors of the Company approved a share consolidation of each of the issued and unissued ordinary shares with a par value of US$0.00005 to be consolidated into one ordinary share with par value of $0.00025 each (the “Share Consolidation”), such that immediately following the Share Consolidation, the authorized share capital of the Company changed from (a) US$50,000 divided into 1,000,000,000 shares with a par value of US$0.00005 per share of which (x) 900,000,000 shares are designated as ordinary shares with a par value of US$0.00005 per share and (y) 100,000,000 shares are designated as preferred shares with a par value of US$0.00005 per share, to (b) US$50,000 divided into 280,000,000 shares of which (x) 180,000,000 shares are designated as ordinary shares with par value of US$0.00025 per share and (y)100,000,000 shares are designated as preferred shares with par value of US$0.00005 per share. The Company’s financial statements have been retroactively stated to reflect the consolidation from the beginning of periods.

On December 1, 2020, the Company completed its IPO of 5,065,000 (1,013,000 after the 5 for 1 reverse stock split) (ordinary shares and 59,400 (11,880 after the 5 for 1 reverse stock split) option shares at a public offering price of $4.00 ($20.00 after the 5 for 1 reverse stock split) per share, par value US$0.00005 ($0.00025 after the 5 for 1 reverse stock split) per share, resulting in net proceeds to the Company of approximately $17.3 million after deducting underwriting commission, offering costs and other expenses.

During the year ended December 31, 2020, in connection with the IPO, the Company issued warrants to purchase 409,952 (81,991 after the 5 for 1 reverse stock split) ordinary shares to the underwriters. The underwriters’ warrants have a five-year term and an exercise price of $5.00 ($25.00 after the 5 for 1 reverse stock split) per share. On December 17, 2020, the underwriters exercised options to purchase the 409,952 (81,991 after the 5 for 1 reverse stock split) ordinary shares, on a cashless basis, resulting in the issuance of 130,312 (26,103 after the 5 for 1 reverse stock split) ordinary shares.

On December 7, 2021, the Company entered into Securities Purchase Agreements (“Agreements”) with two investors (“Investors”), pursuant to which the Company agreed to sell to the Investors in private placements a total of 600,000 shares (120,000 after the 5 for 1 reverse stock split) of ordinary shares (the “Shares”) of the Company, at a purchase price of $5.00 （$25.00 after the 5 for 1 reverse stock split）per share for $3,000,000 (the “Private Placements”). In connection with offering, the Company has also agreed to issue the warrants to the Investors to purchase up to an aggregate of 600,000 ordinary shares (120,000 after the 5 for 1 reverse stock split) at an exercise price of $6.00 per share ($30.00 after the 5 for 1 reverse stock split )(the “Warrants”). The Warrants have a term of one year and are exercisable by the holder at any time after the date of issuance and prior to the expiration of the Warrants. The Shares would be issued pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended. The Company issued 600,000 shares (120,000 after the 5 for 1 reverse stock split) to investors and recorded net proceed of $2.0 million as of December 31, 2021. Subscription receivable amounted to $1.0 million as of December 31, 2021. This receivable was received during the year ended December 31, 2022.

On June 6, 2022, the Company entered into a Business Management Consulting Agreement with Jiangsu Siluete Brand Management Co. Ltd. (“Jiangsu Siluete”), pursuant to which the Company agreed to issue 182,280 (36,456 after the 5 for 1 reverse stock split) shares to Gao Mei, who is the shareholder and CEO of Jiangsu Siluete, for consulting fee to Jiangsu Siluete from March 1, 2022 to February 28, 2023. The total stock compensation for the year ended December 31, 2023 and 2022 was $92,960 and $464,814, respectively, based on grant date fair value of $557,777 or $3.06 ($15.30 after the 5 for 1 reverse stock split) per share.

On May 31, 2024, the Company entered into a Securities Purchase Agreement with certain purchasers, pursuant to which the Company agreed to sell to the purchasers in a private placement 14,000,000 ordinary shares of the Company, at a purchase price of $0.50 per share for an aggregate price of $7,000,000 (the “Private Placement”). In connection with offering, the Company has also agreed to issue the warrants to the purchasers to purchase up to an aggregate of 14,000,000 ordinary shares at an exercise price of $0.50 per share. The warrants have a term of two years and are exercisable by the holder at any time on or after six months after the issuance date. The transaction closed in June 2024.

The Company also agreed to pay a service fee to China Stamp which including $300,000 in cash and 840,000 shares of the Company’s ordinary shares pursuant to a financing advisory agreement in connection with the Private Placement. The 840,000 shares were valued at the market price of $1.0 and amounted to $840,000. The Company accounted for the total commission of $1,140,000 as transaction costs to the private placement and recorded as a reduction of the Company’s additional paid in capital. The Company issued 840,000 shares in January 2025.

Warrants

The Company evaluated its warrants and determined the warrants are indexed to the Company’s own stock as the warrants do not contain any exercise contingencies, the warrants’ settlement amount equals the difference between the fair value of the Company’s common stock price and the warrant contract strike price and the only variables which could affect the settlement amount would be inputs to the fair value for a fixed-for-fixed option on equity shares. The Company also analyzed ASC 815-40-25 to determine whether the warrant contracts should be classified in stockholders’ equity in the Company’s balance sheets and concluded that the warrant contracts meet all of the criteria for classification as equity as the Company is not required to net settle. Based on this analysis, the Company determined the warrant contracts should be classified as equity.

The warrants issued in connection with May 2025 Private Placement are valued using Black Scholes model with certain assumptions about risk-free interest rates, dividend yields, volatility, expected term of the warrants and other assumptions. The fair value of warrants amounted to $2,310,739 and is recorded in the Company’s paid in capital.

The assumptions used for the Black-Scholes option pricing model are as follows at issuance:

Expected life (years)	2.0
Risk-free interest rate	4.89%
Expected volatility	105.7%
Expected dividend yield	0

Following is a summary of the status of warrants outstanding and exercisable as of December 31, 2024:

	Warrants	Weighted Average Exercise Price
Warrants outstanding, as of December 31, 2021	120,000	$30.00
Issued	-	-
Exercised	-	-
Expired	120,000	30.00
Warrants outstanding, as of December 31, 2022	-	-
Issued	-	-
Exercised	-	-
Expired	-	-
Warrants outstanding, as of December 31, 2023	-	-
Issued	14,000,000	0.50
Exercised	-	-
Expired	-	-
Warrants exercisable, as of December 31, 2024	14,000,000	$0.50

Restricted net assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions from its subsidiary. Relevant PRC statutory laws and regulations permit payments of dividends by Oriental Culture, the WFOE, its VIE Jiangsu Yanggu and subsidiaries of Jiangsu Yanggu, Nanjing Yanyu, Nanjing Yanqing, Kashi Longrui, and Kashi Dongfang (collectively “Jiangsu Yanggu PRC entities”) only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the accompanying consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of Jiangsu Yanggu PRC entities.

Oriental Culture WFOE and Jiangsu Yanggu PRC entities are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of their registered capital. In addition, Oriental Culture WFOE and Jiangsu Yanggu PRC entities may allocate a portion of their after-tax profits based on PRC accounting standards to an enterprise expansion fund and staff bonus and welfare fund at its discretion. The statutory reserve funds and the discretionary funds are not distributable as cash dividends. Remittance of dividends by a wholly foreign-owned company out of China is subject to examination by the banks designated by the State Administration of Foreign Exchange (“SAFE”).

As a result of the foregoing restrictions, Oriental Culture WFOE and Jiangsu Yanggu PRC entities are restricted in their ability to transfer their net assets to the Company. Foreign exchange and other regulations in the PRC may further restrict Oriental Culture WFOE and Jiangsu Yanggu PRC entities from transferring funds to the Company in the form of dividends, loans and advances. As of December 31, 2024, amounts restricted are the net assets of Oriental Culture WFOE and Jiangsu Yanggu PRC entities, which was $38,814,025.

Equity Incentive Plan

The Company’s 2021 Omnibus Equity Plan (“the Plan”) was approved by the board of directors on November 8, 2021 by unanimous written consent and approved by the shareholders on December 16, 2021. The Plan allows for awards of up to 4,000,000 ordinary shares.

On February 27, 2024 (the “Grant Date”), the Company granted stock awards of 300,000 ordinary shares, par value $0.00025, pursuant to the Plan, to four officers and employees of the Company and subsidiaries of its operating variable interest entity (the “Grantees”), including 75,000 shares to Mr. Yi Shao, Chief Executive Officer of the Company.  The Grants vested immediately on the Grant Date and each of the Grantees also entered into an Unrestricted Stock Award Agreement with the Company on February 27, 2024. The total stock compensation for the year ended December 31, 2024 was $573,000, based on Grant Date fair value of $1.91 per share.